Note 5 - Fair Value Measurements - Reconciliation of Changes in Fair Value of Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Common Stock Warrant Liability [Member]
Issuance of common stock warrants	$ 305	$ 10,787
Change in fair value	(242)	(10,482)
Balance at December 31, 2024	52	305
Derivative Financial Instruments, Liabilities [Member]
Issuance of common stock warrants	299	286
Change in fair value	(188)	13
Balance at December 31, 2024	$ 0	$ 299